Derivative Instruments and Financial Risk Management - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended	12 Months Ended			16 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 28, 2008 ILS	Nov. 30, 2003 ILS	Mar. 31, 2012 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 30, 2000	Nov. 30, 2008 USD ($)	Sep. 30, 2005	Oct. 31, 2011 Forward contracts [Member] Israeli Shekel [Member] USD ($)	Mar. 31, 2012 Forward contracts [Member] Israeli Shekel [Member] USD ($)	Mar. 31, 2013 Forward contracts [Member] Israeli Shekel [Member] USD ($)	Dec. 31, 2011 Forward contracts [Member] Israeli Shekel [Member] USD ($)	Mar. 31, 2012 Forward contracts [Member] Canadian dollars [Member] USD ($)	Mar. 31, 2013 Forward contracts [Member] Canadian dollars [Member] USD ($)	Dec. 31, 2011 Forward contracts [Member] Canadian dollars [Member] USD ($)	Oct. 31, 2011 Forward contracts [Member] First five month purchase period [Member] Israeli Shekel [Member] USD ($)	Mar. 31, 2013 Forward contracts [Member] First five month purchase period [Member] Canadian dollars [Member] USD ($)	Mar. 31, 2013 Forward contracts [Member] Remaining six month purchase period [Member] Israeli Shekel [Member] USD ($)	Mar. 31, 2013 Forward contracts [Member] Remaining six month purchase period [Member] Canadian dollars [Member] USD ($)	Nov. 30, 2003 CPI-adjusted currency swap [Member] USD ($)	Nov. 30, 2003 Interest Rate Swap One [Member]	Nov. 28, 2008 USD/NIS, CPI-adjusted currency swap [Member]	Mar. 31, 2012 USD/NIS, CPI-adjusted currency swap [Member] USD ($)	Mar. 31, 2013 USD/NIS, CPI-adjusted currency swap [Member] USD ($)	Dec. 31, 2011 USD/NIS, CPI-adjusted currency swap [Member] USD ($)	Dec. 31, 2010 USD/NIS, CPI-adjusted currency swap [Member] USD ($)	Mar. 31, 2013 Other receivables and prepaid expenses [Member] USD ($)	Mar. 31, 2012 Other receivables and prepaid expenses [Member] USD ($)	Mar. 31, 2013 Long-term receivables and other assets [Member] USD ($)	Mar. 31, 2012 Long-term receivables and other assets [Member] USD ($)
Hedging Transactions And Derivative Financial Instruments [Line Items]
Mortgage fixed interest rate							8.25%		6.16%
Fair market value of swap			$ 1,333	$ 1,206
Unrealized gain (loss) on derivative instruments			91	127	(303)	(268)
Issuance of derivative instrument							24,000,000
Term of derivative instrument							10 years														11 years
Description of derivative instrument							The Company entered into 9-10 year cross-currency swaps in which the Company received CPI plus 6% to 8.25% in NIS and paid LIBOR plus 0.6% to 3.3% in USD, based on the outstanding amount of the bonds.
Company received CPI plus rate in NIS, Lower							6.00%
Company received CPI plus rate in NIS, Higher							8.25%
Company paid LIBOR plus rate in USD, Lower							0.60%
Company paid LIBOR plus rate in USD, Higher							3.30%
Net gains recorded within financial expenses						102																		998	255	2,892	3,356
CPI-adjusted term loan		210,800						51,344													47,190
Annual interest rate	6.59%	5.80%																				5.90%
CPI-adjusted agreement period																					5 years		6 years
Swap maturity date		2008-11-28
Annual swap payments	201,270
Fair market value of the swap			4,163	3,431																								1,664	1,297	1,767	2,866
Forward contracts purchase amount										41,042					96,100		3,958	9,300	3,542	8,267
Gain (loss) on forward contract											$ 1,035	$ 990	$ (1,705)	$ 1,649	$ (1,303)	$ 822